SCHEDULE OF OTHER DECOMMISSION PROVISION (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Bolivar [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 4,243	$ 4,248
Discount rate	11.30%	10.20%
Inflation rate	0.0762	0.202
Porco [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 6,924	$ 6,925
Discount rate	11.30%	10.20%
Inflation rate	0.0762	0.202
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 7,747	$ 7,829
Discount rate	13.00%	9.90%
Inflation rate	0.0762	0.202
San lucas group [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 3,242	$ 3,250
Discount rate	14.70%	9.60%
Inflation rate	0.0762	0.202
Zimapan [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 10,069	$ 9,791
Discount rate	8.90%	8.70%
Inflation rate	0.036	0.036